UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  September 30, 2005

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          November 4, 2005


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        45
FORM 13F INFORMATION VALUE TOTAL:              $344611

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1965     46353   Sole		     46353
Amgen Inc.      Common  031162100    452      5672   Sole                     5672
Anheuser Busch  Common  035229103    348      8095   Sole                     8095
Automatic Data 	Common	053015103   4435    103038   Sole                   103038
Berkshire Hath	Common	084670108  65354       797   Sole                      797
Berkshire Hath	Common	084670207   8414      3081   Sole                     3081
Buckeye PartnersL.P.    118230101    312      6550   Sole                     6550
Chevron Texaco  Common	166764100    929     14358   Sole                    14358
Cisco Systems	Common	17275R102   4290    239406   Sole                   239406
Coca-Cola Co.	Common	191216100  12894    298533   Sole                   298533
Costco WholesaleCommon	22160K105    205      4750   Sole		      4750
Dominion ResourcCommon  25746U109    214      2479   Sole                     2479
Emerson Elec.	Common	291011104    618      8605   Sole                     8605
ExxonMobil	Common	30231G102   5737     90283   Sole                    90283
First Data      Common	319963104  23232    580796   Sole                   580796
General ElectricCommon	369604103  11999    356367   Sole                   356367
Gillette Co.	Common	375766102  29137    500630   Sole                   500630
Hewlett Packard	Common	428236103   1310     44870   Sole                    44870
H.J. Heinz Co.	Common	423074103   1278     34988   Sole		     34988
IBM		Common	459200101   1201     14976   Sole                    14976
Intel Corp.	Common	458140100   7139    289623   Sole                   289623
Johnson & JohnsoCommon	478160104  24087    380649   Sole                   380649
Linear TechnologCommon	535678106  19463    517760   Sole		    517760
Lexmark Int'l   Common  529771107    214      3510   Sole                     3510
Medtronic	Common	585055106  15114    281876   Sole                   281876
Mellon FinancialCommon	58551A108    428     13386   Sole                    13386
Microsoft	Common	594918104  22968    892669   Sole                   892669
3M Company 	Common	604059105   1663     22668   Sole                    22668
Moody's Corp.	Common	615369105  32756    641273   Sole		    641273
National City 	Common	635405103   1463     43740   Sole                    43740
Old REpublic IntCommon	680223104    240      9000   Sole                     9000
Paychex Inc     Common  704326107    442     11912   Sole                    11912
PepsiCo		Common	713448108   1598     28172   Sole                    28172
Pfizer Inc.	Common	717081103   2876    115165   Sole                   115165
Procter & GambleCommon	742718109   2281     38367   Sole                    38367
Royal Dutch ShelCommon  780259206    277      4225   Sole                     4225
Sysco Corp.	Common	871829107    291      9287   Sole		      9287
Teppco Partners L.P.	872384102    309      7600   Sole                     7600
Valspar Corp.	Common	920355104    273     12200   Sole                    12200
Walgreen Co.	Common	931422109  23228    534580   Sole                   534580
Wal-mart Stores Common  931142103    488     11141   Sole                    11141
Walt Disney Co.	Common	254687106    529     21906   Sole                    21906
Wells Fargo     Common  949746101    234      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105  11102    154455   Sole                   154455
Wyeth           Common  983024100    824     17808   Sole                    17808